COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum lease payments under non-cancellable operating lease agreements

The Group has entered into lease agreements for properties which it operates. Such leases are classified as operating leases. Future minimum lease payments under non-cancellable operating lease agreements at March 31, 2022 were as follows:

For the six months ending September 30, 2022	273,526
For the year ending September 30, 2023	424,577
For the year ending September 30, 2024	239,039
For the year ending September 30, 2025	92,271
For the year ending September 30, 2026	41,352
Thereafter	57,125
Total	1,127,890